                                   SUPPLEMENT
                             DATED OCTOBER 30, 2004
                                     TO THE
                    MLIG VARIABLE INSURANCE TRUST PROSPECTUS
                               DATED MAY 1, 2004

On September 8, 2004, the board of trustees (the "board") for the MLIG Variable Insurance Trust voted to replace Sound Capital Partners ("Sound"), the investment subadviser for the Roszel/Sound Large Cap Core Portfolio, with Fayez Sarofim & Co. ("Fayez"). In connection with replacing Sound with Fayez, the board also approved changing the name of the Roszel/Sound Large Cap Core Portfolio to the Roszel/ Fayez Sarofim Large Cap Core Portfolio.

This supplement describes the primary investment strategies and the principal risks of the Roszel/Fayez Sarofim Large Cap Core Portfolio. It also provides information about Fayez Sarofim, including practices and techniques that Fayez Sarofim may use in managing the Portfolio's assets. Wherever it appears throughout the Prospectus, references to Roszel/Sound Large Cap Core Portfolio are replaced with Roszel/Fayez Sarofim Large Cap Core Portfolio.

Replace pages 10 and 11 with the following information:

                 ROSZEL/FAYEZ SAROFIM LARGE CAP CORE PORTFOLIO

INVESTMENT OBJECTIVE
What is this Portfolio's goal?

The Portfolio seeks long-term capital appreciation.

PORTFOLIO MANAGEMENT
The Portfolio is managed by Fayez Sarofim & Co.

PRIMARY INVESTMENT STRATEGIES
How does this Portfolio pursue its objective?

The Portfolio pursues its investment objective by investing PRIMARILY in LARGE CAPITALIZATION EQUITY SECURITIES of companies that the Adviser believes have a potential to earn a high return on capital and sustain stable, long-term earnings growth.

The Adviser uses a CORE INVESTING style. The Adviser employs a research-driven process to identify LARGE CAPITALIZATION EQUITY SECURITIES of high quality multinational companies with a demonstrated potential for stable, predictable, long-term earnings growth. The Adviser's approach focuses on in-depth integrated analysis of issuer's income statements, balance sheets and cash flows. In addition to quality earnings growth, the Adviser seeks companies with strong balance sheets, sufficient free cash flow to finance growth, and a return on invested capital in excess of the cost of such capital. One by-product of the Adviser's approach is a low portfolio turnover rate; usually less than 20%.

The Portfolio may invest up to 25% of its total assets in SECURITIES OF FOREIGN ISSUERS (principally American depository receipts).

PRINCIPAL RISKS
What are the main risks of investing in this Portfolio?

As with any mutual fund that invests in EQUITY SECURITIES, this Portfolio is subject to market risk. Loss of money is a significant risk of investing in this Portfolio. Due to its focus on EQUITY SECURITIES that may appreciate in value and a lack of emphasis on those that provide income, this Portfolio typically experiences greater volatility over time than funds that invest in INCOME-BEARING SECURITIES. This Portfolio is subject to the risk that its benchmark may perform more poorly than equity markets generally.

To the extent that the Portfolio invests in higher-risk securities, it takes on additional risks that could adversely affect its performance. For example, to the extent that the Portfolio invests in SECURITIES OF FOREIGN ISSUERS, it is subject to the risks related to such securities.

These risks, and the risks associated with other higher-risk securities and practices that the Portfolio may utilize, are described in more detail in the Introduction, later in this prospectus and in the SAI. Before you invest, please carefully read the section on "Risks of Certain Investments and Investment Techniques."

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

ANNUAL TOTAL RETURNS                                  AVERAGE ANNUAL TOTAL RETURNS
Commenced operations on July 1, 2002                  (for the periods ended December 31, 2003)

                                                                                      PAST       SINCE
                                                                                     ONE YEAR   INCEPTION
                                                      ---------------------------------------------------
[BAR CHART]                                             Roszel/Fayez Sarofim Large
                                                           Cap Core Portfolio*        27.00%      9.63%
                                                      ---------------------------------------------------
                                                        S&P 500 Index                 28.68%     10.04%
                                                      ---------------------------------------------------

During the period shown in the bar chart, the highest return for a quarter was 13.55% (quarter ended June 30, 2003) and lowest return for a quarter was -0.89% (quarter ended March 31, 2003). The year-to-date return as of March 31, 2004 was 0.09%.

The bar chart and table above demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. This performance information does not include the impact of any charges deducted by your insurance company. Such charges would lower total returns. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

The bar chart shows changes in the Portfolio's year to year performance for each complete fiscal year since the Portfolio's inception on July 1, 2002. The table compares the average annual total returns for the Portfolio with those of one or more broad-based securities indexes. These indexes are not subject to fees and expenses associated with the Portfolio.

The S&P 500 INDEX is based on the value of common stocks of 500 of the largest U.S. industrial, transportation, utility and financial companies deemed by Standard and Poor's to be representative of the larger capitalization portion of the U.S. stock market. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. An index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the index's performance.

---------------
* Fayez Sarofim & Co. took over management of this Portfolio from a predecessor on October 1, 2004 as of which time the Portfolio was renamed to indicate that Fayez Sarofim is the current manager.

On page 36 of the prospectus, in the chart under "ANNUAL PORTFOLIO OPERATING EXPENSES (DEDUCTED FROM PORTFOLIO ASSETS)" replace:

Roszel/Sound Large Cap Core Portfolio.......................

With

Roszel/Fayez Sarofim Large Cap Core Portfolio...............

On page 37 of the prospectus, under EXAMPLE," replace:

Roszel/Sound Large Cap Core Portfolio.......................

With

Roszel/Fayez Sarofim Large Cap Core Portfolio...............

On page 41 of the prospectus, replace the following information in the management fee table,

                                                                 ANNUAL RATE
                                                               (AS PERCENTAGE
                                                                 OF AVERAGE
                         PORTFOLIO                            DAILY NET ASSETS)
                         ---------                            -----------------
Roszel/Sound Large Cap Core Portfolio.......................        0.80%

With

                                                                 ANNUAL RATE
                                                               (AS PERCENTAGE
                                                                 OF AVERAGE
                         PORTFOLIO                            DAILY NET ASSETS)
                         ---------                            -----------------
Roszel/Fayez Sarofim Large Cap Core Portfolio...............        0.80%

On page 44 of the prospectus, replace the information regarding Sound with the following information:

FAYEZ SAROFIM & CO.                ROSZEL/FAYEZ SAROFIM LARGE CAP CORE PORTFOLIO
Two Houston Center
Suite 2907
Houston, TX 77010

Fayez Sarofim & Co. is an independent entity owned and managed by its founder, Mr. Fayez Sarofim, and a team of 22 investment professionals. Fayez Sarofim & Co. had approximately $42 billion in assets under management as of December 31, 2003.

A team of investment professionals is responsible for the day-to-day management of the assets of the Portfolio. The team currently includes Mr. Fayez Sarofim, Mrs. Raye White, Ralph Thomas, William McGee, Jr., Russell Frankel, Charles Sheedy, and Christopher Sarofim.

Mr. Fayez Sarofim, President and Chairman of the Board, Director, founded Fayez Sarofim & Co. in August of 1958. He is a Chartered Investment Counsellor. Mr. Sarofim holds a B.S. in food technology from the University of California and an M.B.A. from Harvard University.

Mrs. Raye White, Executive Vice President, Director, has been with Fayez Sarofim & Co. since its inception in August of 1958. She is a Chartered Investment Counsellor. Prior to joining Fayez Sarofim & Co., Mrs. White attended Durham Business College in Houston, Texas and was employed by Anderson Clayton & Co.

Ralph Thomas, CFA, Senior Vice President/ Portfolio Manager, joined Fayez Sarofim & Co. in 1968. He earned a B.B.A. in finance and an M.B.A. from the University of Texas. He is a Chartered Investment Counsellor.

William McGee, Jr., CFA, Senior Vice President/ Portfolio Manager, has been with Fayez Sarofim & Co. since 1969. He earned a B.A. in economics from Stanford University and an M.B.A. from the University of Texas. He is a Chartered Investment Counsellor.

Russell Frankel, Senior Vice President/ Portfolio Manager, joined Fayez Sarofim & Co. in 1971. He received a B.A. in economics from Stanford University and an M.B.A. from the MIT Sloan School of Management.

Charles Sheedy, CFA, Senior Vice President/ Portfolio Manager, earned a B.A. in English Literature from the University of Notre Dame and an M.B.A. from Harvard University. He joined Fayez Sarofim & Co. immediately after graduating in 1971. He is a Chartered Investment Counsellor.

Christopher Sarofim, Vice President/ Portfolio Manager, joined Fayez Sarofim & Co. in September 1988. Prior to joining Fayez Sarofim & Co., he was employed with Goldman, Sachs & Co. in corporate finance. Mr. Sarofim received an A.B. in History from Princeton University in 1986.

On page 52 of the prospectus, the second paragraph under "MERRILL LYNCH CONSULTS ANNUITY" is replaced by the following:

As of the date of this supplement, the following two subaccounts are closed to allocations of premiums and contract value for Consults Annuities issued on or after the respective dates:

                                                                                CLOSED FOR
                                                                            CONSULTS ANNUITIES
SUBACCOUNT:                                 RELATED PORTFOLIO:              ISSUED ON OR AFTER:
-----------                                 ------------------              -------------------
Roszel/Valenzuela Mid Cap Value  Roszel/Valenzuela Mid Cap Value Portfolio  February 3, 2004
Roszel/MLIM Relative Value       Roszel/MLIM Relative Value Portfolio        March 16, 2004
Roszel/Credit Suisse             Roszel/Credit Suisse International
  International                  Portfolio                                   August 1, 2003

On page 55 of the prospectus, at the top of the page, replace:

Roszel/Sound Large Cap Core Portfolio

With

Roszel/Fayez Sarofim Large Cap Core Portfolio

In the Appendix, Chart 1, replace:

Roszel/Sound Large Cap Core Portfolio

With

Roszel/Fayez Sarofim Large Cap Core Portfolio

                                   SUPPLEMENT
                             DATED NOVEMBER 1, 2004
                                     TO THE
                    MLIG VARIABLE INSURANCE TRUST PROSPECTUS
                               DATED MAY 1, 2004

On October 14, 2004, the board of trustees (the "board") for the MLIG Variable Insurance Trust voted to replace Credit Suisse Asset Management, LLC ("Credit Suisse"), the investment subadviser for the Roszel/Credit Suisse International Portfolio, with William Blair & Company, L.L.C. ("William Blair"). In connection with replacing Credit Suisse with William Blair, the board also approved changing the name of the Roszel/Credit Suisse International Portfolio to the Roszel/William Blair International Portfolio.

This supplement describes the primary investment strategies and the principal risks of the Roszel/William Blair International Portfolio. It also provides information about William Blair, including the annual management fee payable to William Blair, and other investment practices and techniques that William Blair may use in managing the Portfolio's assets. Wherever it appears throughout the Prospectus, references to Roszel/Credit Suisse International Portfolio are replaced with Roszel/William Blair International Portfolio.

Replace pages 30 and 31 with the following:

                              ROSZEL/WILLIAM BLAIR
                            INTERNATIONAL PORTFOLIO
INVESTMENT OBJECTIVE
What is this Portfolio's goal?

The Portfolio seeks long-term capital appreciation.
PORTFOLIO MANAGEMENT
The Portfolio is managed by William Blair & Company, L.L.C.

PRIMARY INVESTMENT STRATEGIES
How does this Portfolio pursue its objective?

The Portfolio pursues its investment objective by investing PRIMARILY in equity SECURITIES OF FOREIGN ISSUERS that the Adviser believes have a potential for strong earnings growth rates.

The Adviser adheres to a "quality growth" approach to identify stocks with potential earnings growth not reflected in current valuations. The Adviser invests in securities of a wide variety of foreign issuers, including depository receipts. The Portfolio generally invests in securities of issuers located in, having their principal business operations in, or having their securities principally traded in at least three countries other than the United States. Except for the United Kingdom and Japan, under normal market conditions, The Portfolio does not invest more than 25% of its total assets in securities of issuers located in, having their principal business operations in, or having their securities principally traded in any single foreign country. The Portfolio's performance benchmark is the MSCI EAFE Index.

The Portfolio may invest up to 20% of its total assets in INCOME-BEARING SECURITIES, including NON-DOLLAR SECURITIES. The Portfolio may invest up to 30% of its total assets in securities of foreign issuers located in countries with emerging economies or securities markets.

PRINCIPAL RISKS
What are the main risks of investing in this Portfolio?

As with any mutual fund that invests in EQUITY SECURITIES, this Portfolio is subject to market risk. Loss of money is a significant risk of investing in this Portfolio. Due to its focus on EQUITY SECURITIES that may appreciate in value and lack of emphasis on those that provide income, this Portfolio typically experiences greater volatility over time than funds that invest in INCOME-BEARING SECURITIES.

Investing in SECURITIES OF FOREIGN ISSUERS and in NON-DOLLAR SECURITIES involves certain special considerations and additional risks which are not typically associated with investing in securities of domestic issuers or U.S. dollar denominated securities. These risks may make the Portfolio more volatile than a comparable domestic equity fund. These risks are particularly great when investing in SECURITIES OF FOREIGN ISSUERS located in less developed countries with emerging economies or securities markets.

These risks, and the risks associated with other higher-risk securities and practices that the Portfolio may utilize, are described in more detail in the Introduction, later in this prospectus and in the SAI. Before you invest, please carefully read the section on "Risks of Certain Investments and Investment Techniques."

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

ANNUAL TOTAL RETURNS                                  AVERAGE ANNUAL TOTAL RETURNS
Commenced operations on July 1, 2002                  (for the periods ended December 31, 2003)

                                                                                      PAST       SINCE
                                                                                     ONE YEAR   INCEPTION
                                                      ---------------------------------------------------
[BAR CHART]                                            Roszel/William Blair
                                                           International Portfolio*   33.80%     12.48%
                                                      ---------------------------------------------------
                                                        MSCI EAFE Index               39.17%     12.31%
                                                      ---------------------------------------------------

During the period shown in the bar chart, the highest return for a quarter was 16.26% (quarter ended June 30, 2003) and lowest return for a quarter was -5.61% (quarter ended March 31, 2003). The year-to-date return as of March 31, 2004 was 1.01%.

The bar chart and table above demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. This performance information does not include the impact of any charges deducted by your insurance company. Such charges would lower total returns. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

The bar chart shows changes in the Portfolio's year to year performance for each complete fiscal year since the Portfolio's inception on July 1, 2002. The table compares the average annual total returns for the Portfolio with those of one or more broad-based securities indexes. These indexes are not subject to fees and expenses associated with the Portfolio.

The MORGAN STANLEY CAPITAL INTERNATIONAL INC. ("MSCI") EAFE INDEX is a market capitalization weighted equity index composed of a sample of companies representative of the market structure of Europe, Australia and the Far East.

An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. An index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the index's performance.

---------------
* William Blair & Co., L.L.C. took over management of this Portfolio from a predecessor on November 1, 2004 as of which time the Portfolio was renamed to indicate that William Blair is the current manager.

On page 36 of the prospectus, in the chart under "ANNUAL PORTFOLIO OPERATING EXPENSES (DEDUCTED FROM PORTFOLIO ASSETS)" replace:

Roszel/Credit Suisse International Portfolio................

with

Roszel/William Blair International Portfolio................

On page 37 of the prospectus, under EXAMPLE, replace:

Roszel/Credit Suisse International Portfolio................

With

Roszel/William Blair International Portfolio................

On page 42 of the prospectus, replace the information regarding

                                                                 ANNUAL RATE
                                                               (AS PERCENTAGE
                                                                 OF AVERAGE
                         PORTFOLIO                            DAILY NET ASSETS)
                         ---------                            -----------------
Roszel/Credit Suisse International Portfolio................        0.85%

With

                                                                 ANNUAL RATE
                                                               (AS PERCENTAGE
                                                                 OF AVERAGE
                         PORTFOLIO                            DAILY NET ASSETS)
                         ---------                            -----------------
Roszel/William Blair International Portfolio................        0.85%

On page 48 of the prospectus, replace the information regarding Credit Suisse with the following information:

WILLIAM BLAIR & COMPANY, L.L.C.     ROSZEL/WILLIAM BLAIR INTERNATIONAL PORTFOLIO
222 West Adams Street
Chicago, IL 60606

William Blair & Company, L.L.C. had approximately $23.4 billion in assets under management as of June 30, 2004.

W. George Greig, Principal/ Portfolio Manager, has been with William Blair for eight years. Prior to joining William Blair, he headed International Equities at the PNC Bank in Philadelphia and was the Chief Investment Officer for Framlington Group. He earned his B.S. at the Massachusetts Institute of Technology and his M.B.A. at Wharton School of Business at the University of Pennsylvania.

Jeffry Urbina, CFA, Principal/ Portfolio Manager, has been with William Blair for seven years. Before joining William Blair, he was a Senior Vice President and Director of Research at Van Kampen American Capital, a Vice President and Senior Relationship Manager at Citibank and an International Banking Officer at Harris Bank in Chicago. He received a B.A. from Northwestern University and an M.B.A. from Northwestern University Kellogg Graduate School of Management.

David Merjan, CFA, Principal/ Portfolio Manager, joined William Blair five years ago after working as a Cash Manager and Corp Risk Manager, a Manager of the International Equity Fund and an International Equity Analyst for Hughes Electronics. He earned his B.A at Dickenson College and his M.I.M at the American Graduate School of International Management.

Todd McClone, CFA, Portfolio Manager, has been with William Blair for three years. Before joining William Blair, he was a Senior Research Analyst for Strong Capital Management, Inc. and a Corporate Finance Research Analyst at Piper, Jaffray Companies. He received his B.B.A. from the University of Wisconsin-Madison.

On page 52 of the prospectus, the second paragraph under "MERRILL LYNCH CONSULTS ANNUITY" is replaced by the following:

As of the date of this supplement, the following two subaccounts are closed to allocations of premiums and contract value for Consults Annuities issued on or after the respective dates:

                                                                            CLOSED FOR CONSULTS
                                                                            ANNUITIES ISSUED ON
SUBACCOUNT                                   RELATED PORTFOLIO                   OR AFTER:
----------                       -----------------------------------------  -------------------
Roszel/Valenzuela Mid Cap Value  Roszel/Valenzuela Mid Cap Value Portfolio  February 3, 2004
Roszel/MLIM Relative Value       Roszel/MLIM Relative Value Portfolio        March 16, 2004

On page 60, at the top of the page, replace:

Roszel/Credit Suisse International Portfolio

With

Roszel/William Blair International Portfolio

In the Appendix, Chart 3, replace:

Roszel/Credit Suisse International Portfolio

With

Roszel/William Blair International Portfolio